Condensed Consolidated Statement of Comprehensive (Loss) / Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Revenue	$ 433,815	$ 427,103	$ 1,263,033	$ 1,284,765
Cost of services (excluding depreciation and amortization)	183,045	178,099	547,406	532,297
Selling, general and administrative	130,065	143,907	413,671	438,774
Depreciation and amortization	68,771	70,088	204,622	207,028
Impairment expense on goodwill and other assets	0	119	1,295	795
Restructuring and other costs	12,738	340	26,420	1,520
Loss / (gain) on disposal of subsidiaries and other assets, net	196	187	(254)	508
Operating income	39,000	34,363	69,873	103,843
Other (expense) / income, net	(608)	(14,742)	(6,499)	2,010
Interest expense, net	(34,141)	(35,546)	(102,363)	(107,646)
Income / (loss) before taxes	4,251	(15,925)	(38,989)	(1,793)
Income tax expense / (benefit)	91,926	(2,948)	118,290	9,558
Net loss	$ (87,675)	$ (12,977)	$ (157,279)	$ (11,351)
Net (loss) / income per share - basic	$ (1.52)	$ (0.21)	$ (2.67)	$ (0.19)
Net (loss) / income per share - diluted	$ (1.52)	$ (0.21)	$ (2.67)	$ (0.19)
Net loss	$ (87,675)	$ (12,977)	$ (157,279)	$ (11,351)
Gain on foreign currency translation	1,477	18,108	20,208	4,441
Total comprehensive (loss) / income	$ (86,198)	$ 5,131	$ (137,071)	$ (6,910)